Financial instruments - additional disclosures (Details 12) $ in Millions, € in Billions, ¥ in Billions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2018 JPY (¥)	Dec. 31, 2018 EUR (€)	Dec. 31, 2016 USD ($)
Disclosure of derivative financial instruments [line items]
Transfers out of Level 3 of fair value hierarchy, assets	$ 78	$ 73
Amount of change in OCI when pricing parameters for level 3 change more than 10%	88
Amount of change in OCI when most significant parameters for level 3 change more than 10%	341
Amount of change in OCI when POS for level 3 change more than 10%	330
Fair value on sale of other financial assets	21
Most significant foreign exchange losses		300
Long-term financial debt with a carrying amount	$ 2,100	2,200		€ 1.8
Maximum margin percentage impact of commodity price change	10.00%
Maximum holding in unrelated company	5.00%
Unrealized loss was recognized in other comprehensive income and accumulated in currency translation effects in relation with this net investment hedge		237
Unrealized income was recognized in other comprehensive income and accumulated in currency translation effects in relation with this net investment hedge	$ 95
Net investment hedge recognized in the income statement	0
Borrowings commercial paper maximum borrowing amount	$ 4,000	2,300
Borrowings commercial paper, number of programs	3		3	3
Borrowings credit facility committed	$ 6,000	$ 6,000			$ 6,000
Debt/equity ratio	0.41:1	0.38:1
VAR estimate confidence interval	95.00%		95.00%	95.00%
US commercial paper programs [member]
Disclosure of derivative financial instruments [line items]
Borrowings commercial paper maximum borrowing amount	$ 9,000
Borrowings commercial paper, number of programs	2		2	2
JP commercial paper programs [member]
Disclosure of derivative financial instruments [line items]
Borrowings commercial paper maximum borrowing amount	$ 1,400		¥ 150
Borrowings commercial paper, number of programs	1		1	1
Largest financial institution [member]
Counterparty risk [abstract]
Percentage of entity's cash and cash equivalents held with financial institution	9.40%	20.20%
Second largest financial institution [member]
Counterparty risk [abstract]
Percentage of entity's cash and cash equivalents held with financial institution	7.60%	15.00%
Third largest financial institution [member]
Counterparty risk [abstract]
Percentage of entity's cash and cash equivalents held with financial institution	7.00%	12.70%